Concessions and Authorizations (Details)	12 Months Ended
Dec. 31, 2025
HPP Mauá
Disclosure of detailed information about service concession arrangements [line items]
Proportion of ownership interest in subsidiary	100.00%
Concession Agreement Or Authorization [Member] | Copel DIS
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Contract 046/1999, extended by 5th addendum to the contract
Percentage of concession agreements interest	100.00%
Maturity	07.07.2045
Concession Agreement Or Authorization [Member] | Elejor
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Contract 125/2001 – HPP Fundão
Percentage of concession agreements interest	70.00%
Maturity	15.06.2040 (b)
Concession Agreement Or Authorization [Member] | Elejor 1 [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Contract 125/2001 – HPP Santa Clara
Maturity	15.05.2040 (b)
Concession Agreement Or Authorization [Member] | Elejor 2 [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Authorization – SHP Fundão I and SHP Santa Clara I – 753/2002 and 757/2002
Maturity	(a)
Concession Agreement Or Authorization [Member] | Dona Francisca Energetica [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Contract 188/1998 – HPP Dona Francisca
Percentage of concession agreements interest	23.00%
Maturity	24.09.2037 (b)
Concession Agreement Or Authorization [Member] | Usina De Energia Eolica Sao Joao S A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	MME Ordinance 173 /2012 – WPP São João
Percentage of concession agreements interest	49.00%
Maturity	03.26.2047
Concession Agreement Or Authorization [Member] | Usina De Energia Eolica Carnauba S A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	MME Ordinance 204 /2012 – WPP Carnaúbas
Percentage of concession agreements interest	49.00%
Maturity	04.09.2047
Concession Agreement Or Authorization [Member] | Usina De Energia Eolica Reduto S A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	MME Ordinance 230 /2012 – WPP Reduto
Percentage of concession agreements interest	49.00%
Maturity	04.16.2047
Concession Agreement Or Authorization [Member] | Usina De Energia Eolica Santo Cristo S A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	MME Ordinance 233/2012 – WPP Santo Cristo
Percentage of concession agreements interest	49.00%
Maturity	04.18.2047